CrossingBridge Low Duration High Yield Fund
Schedule of Investments
as of December 31, 2023 (Unaudited)

CORPORATE BONDS - 54.4%		Par	Value
Accommodation and Food Services - 0.6%
Nathan's Famous, Inc., 6.63%, 11/01/2025 (a)		$4,118,000	$4,112,935

Administrative and Support and Waste Management and Remediation Services - 0.1%
TripAdvisor, Inc., 7.00%, 07/15/2025 (a)		739,000	741,502

Arts, Entertainment, and Recreation - 0.8%
DEAG Deutsche Entertainment AG, 8.00%, 07/12/2026	EUR	4,486,000	5,187,922

Construction - 0.7%
Five Point Operating Co. LP / Five Point Capital Corp., 7.88%, 11/15/2025 (a)		4,642,000	4,599,967

Finance and Insurance - 6.4%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.75%, 09/15/2024		10,154,000	10,098,275
6.38%, 12/15/2025		6,861,000	6,741,874
Novedo Holding AB, 10.65% (3 Month STIBOR + 6.50%), 11/26/2024 (b)	SEK	38,750,000	3,573,004
Puffin Finance SARL, 15.00%, 09/11/2025		1,454,000	1,496,482
Stockwik Forvaltning AB, 12.09% (3 Month STIBOR + 8.00%), 03/20/2026 (b)	SEK	65,000,000	6,222,756
StoneX Group, Inc., 8.63%, 06/15/2025 (a)		13,460,000	13,658,400
			41,790,791

Information - 14.9%
American Greetings Corp., 8.75%, 04/15/2025 (a)		4,008,000	4,005,796
Azerion Group NV, 10.63% (3 Month EURIBOR + 6.75%), 10/02/2026 (b)	EUR	6,209,000	6,768,731
Cabonline Group Holding AB, 14.00%, 03/19/2026	SEK	4,217,486	439,838
Charter Communications Operating LLC / Charter Communications Operating Capital
4.50%, 02/01/2024		10,463,000	10,446,472
7.29% (3 Month SOFR + 1.91%), 02/01/2024 (b)		2,043,000	2,043,000
Clear Channel International BV, 6.63%, 08/01/2025 (a)		8,632,000	8,680,702
Connect Finco SARL / Connect US Finco LLC, 6.75%, 10/01/2026 (a)		6,237,000	6,205,973
Fox Corp., 4.03%, 01/25/2024		5,526,000	5,519,464
Gaming Innovation Group PLC, 11.27% (3 Month STIBOR + 7.25%), 12/18/2026 (b)	SEK	45,925,000	4,599,292
Go North Group AB
15.12%, 02/09/2026		11,087,061	9,202,261
15.09% (3 Month STIBOR + 11.00%), 02/09/2026 (b)	SEK	12,500,000	1,053,435
Impala BondCo PLC, 13.09% (3 Month STIBOR + 9.00%), 10/20/2024 (b)	SEK	11,250,000	736,405
INNOVATE Corp., 8.50%, 02/01/2026 (a)		7,309,000	5,664,474
Lithium Midco II Ltd., 10.72% (3 Month EURIBOR + 6.75%), 07/09/2025 (b)	EUR	11,389,000	12,195,674
OpNet S.p.A., 10.97% (3 Month EURIBOR + 7.00%), 02/09/2026 (a)(b)	EUR	12,701,000	14,108,874
Sprint LLC, 7.13%, 06/15/2024		4,764,000	4,787,815
Warnermedia Holdings, Inc., 6.41%, 03/15/2026		510,000	510,250
			96,968,456

Manufacturing - 18.6%
Cannabist Co. Holdings, Inc., 9.50%, 02/03/2026		17,087,000	14,438,514
Chobani LLC / Chobani Finance Corp., Inc., 7.50%, 04/15/2025 (a)		12,798,000	12,744,952
Fiven ASA, 10.66% (3 Month EURIBOR + 6.70%), 12/11/2026 (b)	EUR	13,950,000	15,554,071
Hillenbrand, Inc., 5.75%, 06/15/2025		3,052,000	3,051,252
HMH Holding BV, 9.88%, 11/16/2026		12,000,000	12,233,245
Infrabuild Australia Pty Ltd., 14.50%, 11/15/2028 (a)		9,266,000	9,555,563
LR Global Holding GmbH, 11.21% (3 Month EURIBOR + 7.25%), 02/03/2025 (b)	EUR	5,034,000	5,460,021
ProSomnus, Inc., 9.00%, 12/06/2025 (c)		7,387,240	6,533,600
Secop Group Holding GmbH, 12.33% (3 Month EURIBOR + 8.40%), 12/29/2026 (b)	EUR	2,561,000	2,876,686
Tapestry, Inc., 7.05%, 11/27/2025		10,273,000	10,514,448
TPC Group, Inc., 13.00%, 12/16/2027 (a)		15,317,000	15,575,313
Valvoline, Inc., 4.25%, 02/15/2030 (a)		12,242,000	12,159,658
			120,697,323

Mining, Quarrying, and Oil and Gas Extraction - 6.3%
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/2025 (a)		11,471,000	11,462,913
CVR Energy, Inc., 5.25%, 02/15/2025 (a)		1,263,000	1,261,909
Glencore Funding LLC, 4.63%, 04/29/2024 (a)		1,200,000	1,195,095
Mime Petroleum AS, 9.75%, 09/17/2025		3,324,802	3,125,314
NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 02/01/2026 (a)		8,524,000	8,616,348
Tacora Resources, Inc., 13.00%, 11/03/2023 (a)(c)		3,892,693	3,892,693
Vital Energy, Inc., 9.50%, 01/15/2025		9,741,000	9,751,248
Waldorf Energy Finance PLC, 12.00%, 03/02/2026		1,800,000	1,445,890
			40,751,410

Professional, Scientific, and Technical Services - 1.8%
Getty Images, Inc., 9.75%, 03/01/2027 (a)		6,505,000	6,562,036
Rebellion Operations AB, 12.13% (3 Month STIBOR + 8.00%), 05/20/2025 (b)	SEK	52,500,000	4,824,858
			11,386,894

Real Estate and Rental and Leasing - 0.1%
REX - Real Estate Exchange, Inc., 6.00%, 03/15/2025 (a)		937,500	926,812

Retail Trade - 0.5%
Advance Auto Parts, Inc., 5.90%, 03/09/2026		3,000,000	2,990,594

Transportation and Warehousing - 2.2%
Kinder Morgan Energy Partners LP, 4.15%, 02/01/2024		4,664,000	4,657,105
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 9.00%, 10/15/2026 (a)(d)		9,680,000	9,669,594
			14,326,699

Utilities - 1.4%
IEA Energy Services LLC, 6.63%, 08/15/2029 (a)		9,852,000	9,162,360
TOTAL CORPORATE BONDS (Cost $357,541,464)			353,643,665

BANK LOANS - 10.1%		Par	Value
Construction - 0.2%
Lealand Finance (McDermott), First Lien 8.47% (1 Month Base Rate + 3.00%), 06/30/2024 (b)		1,750,984	1,216,934

Information - 2.9%
Cengage Learning, Inc., First Lien 10.41% (3 Month SOFR + 4.75%), 07/14/2026 (b)		12,076,803	12,130,363
Lions Gate Capital Holdings LLC, First Lien 7.71% (1 Month SOFR + 2.25%), 03/24/2025 (b)		6,436,265	6,433,401
			18,563,764

Manufacturing - 5.4%
Chobani LLC, 8.97% (1 Month LIBOR + 3.50%), 10/23/2027 (b)		2,480,818	2,488,261
Diebold Nixdorf, Inc., 12.86% (3 Month SOFR + 7.50%), 08/11/2028 (b)		3,109,760	3,205,960
Elevate Textiles, Inc., 14.04% (3 Month SOFR + 8.65%), 09/30/2027 (b)		8,783,985	8,751,045
First Brands Group LLC First Lien
10.88% (6 Month SOFR + 5.00%), 03/30/2027 (b)		9,488,524	9,435,198
10.88% (6 Month LIBOR + 5.00%), 03/30/2027 (b)		1,824,886	1,813,481
K&N Parent, Inc.
13.47% (3 Month LIBOR + 8.00%), 02/14/2027		8,033,393	7,993,225
8.72% (3 Month LIBOR + 5.25%), 08/14/2027		1,814,983	1,479,211
			35,166,381

Mining, Quarrying, and Oil and Gas Extraction - 0.4%
Quarternorth Energy Holding, Inc., 13.47% (1 Month LIBOR + 8.00%), 08/27/2026 (b)		2,558,723	2,558,723

Professional, Scientific, and Technical Services - 0.5%
Getty Images, Inc., First Lien 9.95% (3 Month LIBOR + 4.50%), 02/19/2026 (b)		3,324,805	3,344,338

Retail Trade - 0.7%
The Container Store, Inc., 10.36% (3 Month LIBOR + 4.75%), 01/31/2026 (b)		4,930,128	4,474,091
TOTAL BANK LOANS (Cost $67,078,035)			65,324,231

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.3%		Par	Value
Finance and Insurance - 4.3%
BX Commercial Mortgage Trust, Series 2021-SOAR, Class B, 6.35% (1 Month SOFR + 0.98%), 06/15/2038 (a)(e)		2,989,464	2,934,303
BX Trust
Series 2019-XL, Class A, 6.40% (1 Month SOFR + 1.03%), 10/15/2036 (a)(e)		3,171,737	3,164,496
Series 2021-VOLT, Class C, 6.58% (1 Month SOFR + 1.21%), 09/15/2036 (a)(e)		6,354,000	6,132,616
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 7.41% (1 Month SOFR + 1.80%), 12/15/2037 (a)(e)		5,434,000	5,378,844
Cold Storage Trust, Series 2020-ICE5, Class D, 7.57% (1 Month SOFR + 2.21%), 11/15/2037 (a)(e)		1,341,782	1,327,515
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 7.01% (1 Month SOFR + 1.65%), 05/15/2036 (a)(e)		1,437,424	1,433,089
Life 2022-BMR Mortgage Trust, Series 2022-BMR2, Class A1, 6.66% (1 Month SOFR + 1.30%), 05/15/2039 (a)(e)		6,050,000	5,922,995
SMRT 2022-MINI, Series 2022-MINI, Class B, 6.71% (1 Month SOFR + 1.35%), 01/15/2039 (a)(e)		1,527,000	1,490,973
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $27,695,773)			27,784,831

ASSET-BACKED SECURITIES - 3.7%		Par	Value
Finance and Insurance - 1.4%
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, 04/25/2047 (a)		4,017,695	3,521,591
HTS Fund LLC, Series 2021-1, Class A, 1.41%, 08/25/2036 (a)		5,307,078	4,697,974
MMAF Equipment Finance LLC, Series 2022-B, Class A2, 5.57%, 09/09/2025 (a)		648,809	648,383
			8,867,948

Transportation and Warehousing - 2.3%
Hawaiian Airlines 2013-1 Class A Pass Through Certificates, Series 2013-1, 3.90%, 01/15/2026		15,791,400	14,807,896
TOTAL ASSET-BACKED SECURITIES (Cost $23,484,170)			23,675,844

CONVERTIBLE BONDS - 2.7%		Par	Value
Information - 2.7%
BuzzFeed, Inc., 8.50%, 12/03/2026 (a)		7,900,000	6,004,000
Leafly Holdings, Inc., 8.00%, 01/31/2025 (c)		7,245,000	6,158,250
Uniti Fiber Holdings, Inc., 4.00%, 06/15/2024 (a)		3,333,000	3,325,325
UpHealth, Inc., 6.25%, 06/15/2026 (a)		3,173,000	2,363,885
TOTAL CONVERTIBLE BONDS (Cost $21,016,729)			17,851,460

PREFERRED STOCKS - 1.6%			Value
Health Care and Social Assistance - 1.6%
SWK Holdings Corp., 9.00%, 01/31/2027		412,897	10,334,812
TOTAL PREFERRED STOCKS (Cost $10,322,970)			10,334,812

REAL ESTATE INVESTMENT TRUSTS - 0.4%		Shares	Value
Real Estate and Rental and Leasing - 0.4%
Gladstone Land Corp.(f)		119,309	2,839,554
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,831,172)			2,839,554

COMMON STOCKS - 0.1%		Shares	Value
Manufacturing - 0.1%
K&N Parent, Inc.(f)		152,899	344,023
TOTAL COMMON STOCKS (Cost $152,899)			344,023

WARRANTS - 0.0%(g)		Contracts	Value
Finance and Insurance - 0.0%(g)
Financials Acquisition Corp., Expires April 04, 2027, Exercise Price $11.50(c)(f)		95,450	0
Hiro Metaverse Acquisitions I SA, Expires December 21, 2026, Exercise Price $11.50(f)		67,581	13,352
			13,352

Information - 0.0%(g)
Leafly Holdings, Inc., Expires November 07, 2026, Exercise Price $11.50(f)		36,943	580

Mining, Quarrying, and Oil and Gas Extraction - 0.0%(g)
Tacora Resources, Inc., Expires May 11, 2025, Exercise Price $0.01(c)(f)		37,828,768	0
TOTAL WARRANTS (Cost $2,488)			13,932

SPECIAL PURPOSE ACQUISITION COMPANIES (SPACs) - 0.0%(g)		Shares	Value
Alpha Partners Technology Merger Corp. Founder Shares(c)(f)		9,341	560
Berenson Acquisition Corp. Founder Shares(c)(f)		19,099	0
Revelstone Capital Acquisition Corp. Founder Shares(c)(f)		10,125	405
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACs) (Cost $144)			965

SHORT-TERM INVESTMENTS - 20.5%
Money Market Funds - 3.0%		Shares
First American Treasury Obligations Fund - Class X - Class X, 5.29%(h)		19,612,196	19,612,196

Commercial Paper - 17.5%		Par
Finance and Insurance — 1.3%
Fidelity National Information Services, Inc., 5.32%, 01/08/2024(i)		8,367,000	8,354,340

Information — 3.2%
Global Payments, Inc., 6.05%, 01/16/2024(i)		12,200,000	12,162,659
Rogers Communications, Inc., 5.79%, 02/01/2024(i)		8,825,000	8,778,323
			20,940,982

Manufacturing — 13.0%
Albemarle Corp., 6.16%, 01/05/2024(i)		12,161,000	12,147,415
FMC Corp., 6.19%, 01/12/2024(i)		9,354,000	9,331,964
General Motors Financial Co., Inc., 5.99%, 01/24/2024(i)		10,750,000	10,705,579
Jabil, Inc., 6.11%, 01/05/2024(i)		7,152,000	7,143,552
Microchip Technology, Inc., 5.34%, 01/12/2024(i)		11,009,000	10,985,063
Nissan Motor Acceptance Co. LLC, 5.19%, 01/12/2024(i)		12,500,000	12,471,919
Stanley Black & Decker, Inc., 6.02%, 01/29/2024(i)		12,000,000	11,943,628
VF Corp., 5.83%, 01/26/2024(i)		9,500,000	9,459,848
			84,188,968
			113,484,290
TOTAL SHORT-TERM INVESTMENTS (Cost $133,135,643)			133,096,486

TOTAL INVESTMENTS - 97.8% (Cost $643,261,487)			$634,909,803
Other Assets in Excess of Liabilities - 2.2%			14,400,127
TOTAL NET ASSETS - 100.0%			$649,309,930

Percentages are stated as a percent of net assets.
Par amount is in U.S. Dollar unless otherwise indicated.

EURIBOR – Euro-Interbank Offer Rate
LIBOR - London Interbank Offered Rate
NIBOR – Norwegian Interbank Offer Rate
SOFR - Secured Overnight Financing Rate
STIBOR – Stockholm Interbank Offer Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2023, the value of these securities total $280,597,219 or 43.2% of the Fund’s net assets.

(b)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2023.

(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $16,585,508 or 2.6% of net assets as of December 31, 2023.

(d)	Step coupon bond. The rate disclosed is as of December 31, 2023.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2023.

(f)	Non-income producing security.
(g)	Represents less than 0.05% of net assets.
(h)	The rate shown represents the 7-day effective yield as of December 31, 2023.
(i)	The rate shown is the effective yield.

CrossingBridge Low Duration High Yield Fund
Schedule of Forward Currency Contracts
as of December 31, 2023 (Unaudited)

Settlement Date	Currency to be Received		Currency to be Delivered		Counterparty	Unrealized Appreciation (Depreciation)

1/12/2024	USD	74,186,074	EUR	68,250,000	U.S. Bancorp Investments, Inc.	$(1,202,304)
1/12/2024	USD	2,188,785	NOK	23,580,000	U.S. Bancorp Investments, Inc.	(132,974)
1/12/2024	USD	20,602,271	SEK	212,390,000	U.S. Bancorp Investments, Inc.	(467,953)
1/12/2024	NOK	4,870,000	USD	472,146	U.S. Bancorp Investments, Inc.	7,369
1/12/2024	EUR	11,690,000	USD	12,915,930	U.S. Bancorp Investments, Inc.	(3,254)
						$(1,799,116)

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - U.S. Dollars

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Funds (the
“Funds”) are comprised of the CrossingBridge Low Duration High Yield Fund, the CrossingBridge Responsible Credit Fund, the CrossingBridge Ultra-Short Duration
Fund and the RiverPark Strategic Income Fund (collectively, the “Mutual Funds”) and the CrossingBridge Pre-Merger SPAC ETF (the “ETF”), each representing a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the CrossingBridge Low Duration High Yield
Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Responsible
Credit Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge
Ultra-Short Duration Fund is to offer a higher yield than cash instruments while maintaining a low duration. The investment objective of the RiverPark Strategic
Income Fund is seek high current income and capital appreciation with the preservation of capital. The CrossingBridge Low Duration High Yield Fund commenced investment operations on February 1, 2018. The Fund has registered both an Investor Class and Institutional Class of shares. During the fiscal quarter ended
December 31, 2023, only the Institutional Class was operational. Both the CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund
commenced investment operations on June 30, 2021. Both Funds registered only an Institutional Class of shares. The RiverPark Strategic Income Fund commenced investment operations on September 30, 2013. From commencement date through May 12, 2023, the RiverPark Strategic Income was a series of the RiverPark Funds
Trust. On May 13, 2023, the Fund reorganized into the Trust. The Fund has registered and currently offers both an Institutional Class and Retail Class of shares. The investment objective of the CrossingBridge Pre-Merger SPAC ETF is to provide total returns consistent with the preservation of capital. The ETF commenced investment operations on September 20, 2021. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by CrossingBridge Advisors, LLC (“the Adviser”), the Funds’ investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies ("SPACs"), is valued at its last sale price on that exchange on the date as of which assets are valued. Bank loans are valued at prices supplied by an approved independent pricing service (“Pricing Service”), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including corporate bonds, bank loans, commercial paper, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a
Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using constant yield method over the life of the security.

Money market funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

SPAC Founders Shares, received as part of the initial public offering process, will be valued initially in line with the publicly traded warrants, which typically have no value prior to the warrants being separated from the SPAC common shares. Upon a de-SPAC transaction, the valuation of the Founders Shares may be updated to reflect more current circumstances and inputs, including the value of the publicly traded warrants or the value of the publicly traded common shares, and may include a discount to reflect any restrictions associated with the Founders Shares.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the
Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.
The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Adviser.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds investments carried at fair value as of December 31, 2023:

CrossingBridge Low Duration High Yield Fund	Level 1	Level 2	Level 3	Total
Assets(1):
Corporate Bonds	$-	$343,217,372	$10,426,293	$353,643,665
Bank Loans	-	65,324,231	-	65,324,231
Collateralized Mortgage Obligations	-	27,784,831	-	27,784,831
Asset-Backed Securities	-	23,675,844	-	23,675,844
Convertible Bonds	-	11,693,210	6,158,250	17,851,460
Preferred Stocks	10,334,812	-	-	10,334,812
Real Estate Investment Trusts	2,839,554	-	-	2,839,554
Common Stocks	-	344,023	-	344,023
Warrants	13,932	-	-	13,932
Special Purpose Acquisition Companies	-	-	965	965
Short-Term Investments	19,612,196	113,484,290	-	133,096,486
Total Assets	$32,800,494	$585,523,801	$16,585,508	$634,909,803

Other Financial Instruments(2):
Forward Currency Exchange Contracts	$-	$(1,799,116)	$-	$(1,799,116)
Total Other Financial Instruments	$-	$(1,799,116)	$-	$(1,799,116)

(1) See the Fund's Schedule of Investments for industry classifications.
(2) Other financial instruments are forward currency exchange contracts not included in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

CrossingBridge Low Duration High Yield Fund
	Corporate Bonds	Convertible Bonds	Warrants	Special Purpose Acquisition Companies
Beginning Balance - October 1, 2023	$9,053,892	$6,158,250	$3,494	$1,405
Purchases	1,372,401	-	-	-
Sales	-	-	-	-
Realized gains	-	-	-	-
Realized losses	-	-	-	-
Change in unrealized appreciation (depreciation)	-	-	(3,494)	(440)
Transfer in/(out) of Level 3	-	-	-	-
Ending Balance - December 31, 2023	$10,426,293	$6,158,250	$-	$965

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2023:

CrossingBridge Low Duration High Yield Fund
Description	Fair Value December 31, 2023	Valuation Methodologies	Unobservable Input	Range/Weighted Average Unobservable Input
Corporate Bonds	$6,533,600	Liquidation analysis	Transaction price	N/A
Corporate Bonds	$3,892,693	Liquidation analysis	Transaction price	N/A
Convertible Bonds	$6,158,250	Liquidation analysis	Yield to maturity	21.60%
Warrants	$-	Liquidation analysis	Market discount	$0
Special Purpose Acquisition Companies*	$965	Market comparable	Market price of similar asset	$0- $1

* Table presents information for three securities, which have been valued between $0.00 and $0.08 throughout the period.